SHARE-BASED PAYMENT - Share Options Fair Value Assumption (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maximum
SHARE-BASED PAYMENT
Expected life of option (years)		10 years
Share Options
SHARE-BASED PAYMENT
Risk-free interest rate	2.14%		2.20%
Risk-free interest rate, minimum		2.04%
Risk-free interest rate, maximum		2.83%
Expected volatility	50.40%		49.00%
Expected volatility, minimum		36.00%
Expected volatility, maximum		52.50%
Expected life of option (years)	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Fair value per ordinary share	¥ 12.65		¥ 12.56
Share Options | Minimum
SHARE-BASED PAYMENT
Expected life of option (years)		1 year	9 years 9 months 4 days
Fair value per ordinary share	¥ 12.65	¥ 15.03
Share Options | Maximum
SHARE-BASED PAYMENT
Expected life of option (years)			10 years
Fair value per ordinary share		¥ 16.85